Property, plant and equipment (Details Textual) ₨ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2018 INR (₨)	Sep. 30, 2018 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment			₨ 4,888		₨ 2,495
Recognised Finance Leases As Assets					463
Cash outflow for leases			972
Foreign currency translation reserve reclassified to the income statements on disposal of foreign operations			0	$ 0	113	₨ 0
Impairment loss recognised in profit or loss, property, plant and equipment					94
Other Income Net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of non-current assets	₨ 423	₨ 110
Foreign currency translation reserve reclassified to the income statements on disposal of foreign operations					113
Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised			₨ 52		₨ 74
Capitalisation rate of borrowing costs eligible for capitalisation			4.22%	4.22%	3.21%